Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000006443 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000006443 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000006443 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.61%
C000006443 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006443 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.56%
C000006443 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.17%
C000006443 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000006443 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000006443 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000006443 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006445 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000006445 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000006445 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.61%
C000006445 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006445 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.56%
C000006445 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.17%
C000006445 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000006445 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000006445 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000006445 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006446 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000006446 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000006446 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.61%
C000006446 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006446 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.56%
C000006446 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.17%
C000006446 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000006446 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000006446 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000006446 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006447 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000006447 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000006447 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000006447 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006447 [Member] | Deutsche Boerse [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006447 [Member] | Experian [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000006447 [Member] | Recruit Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000006447 [Member] | Spotify Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006447 [Member] | Novo Nordisk Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006447 [Member] | China Construction Bank Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000006447 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C000006447 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000006447 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
C000006447 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%
C000006447 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000006447 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000006447 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.61%
C000006447 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000006447 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.79%
C000006447 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000006447 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000006447 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.45%
C000006447 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	10.37%
C000006447 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.35%
C000006447 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.67%
C000006447 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000006447 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000006447 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000006447 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000006447 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.31%
C000006447 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000006449 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000006449 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000006449 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000006449 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006449 [Member] | Deutsche Boerse [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006449 [Member] | Experian [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000006449 [Member] | Recruit Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000006449 [Member] | Spotify Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006449 [Member] | Novo Nordisk Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006449 [Member] | China Construction Bank Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000006449 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C000006449 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000006449 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
C000006449 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%
C000006449 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000006449 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000006449 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.61%
C000006449 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000006449 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.79%
C000006449 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000006449 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000006449 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.45%
C000006449 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	10.37%
C000006449 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.35%
C000006449 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.67%
C000006449 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000006449 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000006449 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000006449 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000006449 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.31%
C000006449 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000006450 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000006450 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000006450 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000006450 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006450 [Member] | Deutsche Boerse [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006450 [Member] | Experian [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000006450 [Member] | Recruit Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000006450 [Member] | Spotify Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006450 [Member] | Novo Nordisk Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006450 [Member] | China Construction Bank Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000006450 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C000006450 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000006450 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
C000006450 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%
C000006450 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000006450 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000006450 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.61%
C000006450 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000006450 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.79%
C000006450 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000006450 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000006450 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.45%
C000006450 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	10.37%
C000006450 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.35%
C000006450 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.67%
C000006450 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000006450 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000006450 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000006450 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000006450 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.31%
C000006450 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000006451 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.22%
C000006451 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000006451 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.82%
C000006451 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000006451 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000006451 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000006451 [Member] | Alphabet Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000006451 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000006451 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000006451 [Member] | Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000006451 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000006451 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000006451 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.87%
C000006451 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.64%
C000006451 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000006451 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000006451 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.02%
C000006451 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000006451 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000006451 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000006451 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000006453 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.22%
C000006453 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000006453 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.82%
C000006453 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000006453 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000006453 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000006453 [Member] | Alphabet Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000006453 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000006453 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000006453 [Member] | Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000006453 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000006453 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000006453 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.87%
C000006453 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.64%
C000006453 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000006453 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000006453 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.02%
C000006453 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000006453 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000006453 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000006453 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000006454 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.22%
C000006454 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%
C000006454 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.82%
C000006454 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000006454 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000006454 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000006454 [Member] | Alphabet Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000006454 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000006454 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000006454 [Member] | Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000006454 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000006454 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000006454 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.87%
C000006454 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.64%
C000006454 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000006454 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000006454 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.02%
C000006454 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000006454 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000006454 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000006454 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000006455 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000006455 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000006455 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000006455 [Member] | Progressive [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000006455 [Member] | RTX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000006455 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000006455 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000006455 [Member] | American Express [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000006455 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000006455 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006455 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000006455 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%
C000006455 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000006455 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000006455 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000006455 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%
C000006455 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000006455 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
C000006455 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.12%
C000006455 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000006455 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000006457 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000006457 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000006457 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000006457 [Member] | Progressive [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000006457 [Member] | RTX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000006457 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000006457 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000006457 [Member] | American Express [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000006457 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000006457 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006457 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000006457 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%
C000006457 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000006457 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000006457 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000006457 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%
C000006457 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000006457 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
C000006457 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.12%
C000006457 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000006457 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000006458 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000006458 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000006458 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000006458 [Member] | Progressive [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000006458 [Member] | RTX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000006458 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000006458 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000006458 [Member] | American Express [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000006458 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000006458 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006458 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000006458 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%
C000006458 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000006458 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000006458 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000006458 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%
C000006458 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000006458 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
C000006458 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.12%
C000006458 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000006458 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000006459 [Member] | Avantor [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000006459 [Member] | SiTime [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006459 [Member] | PennyMac Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006459 [Member] | Churchill Downs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000006459 [Member] | Monday com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006459 [Member] | Jones Lang LaSalle [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000006459 [Member] | Matador Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000006459 [Member] | Meritage Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000006459 [Member] | Lazard [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000006459 [Member] | XPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000006459 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000006459 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000006459 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000006459 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000006459 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.39%
C000006459 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
C000006459 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000006459 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.03%
C000006459 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.14%
C000006459 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000006461 [Member] | Avantor [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000006461 [Member] | SiTime [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006461 [Member] | PennyMac Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006461 [Member] | Churchill Downs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000006461 [Member] | Monday com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006461 [Member] | Jones Lang LaSalle [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000006461 [Member] | Matador Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000006461 [Member] | Meritage Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000006461 [Member] | Lazard [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000006461 [Member] | XPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000006461 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000006461 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000006461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000006461 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000006461 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.39%
C000006461 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
C000006461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000006461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.03%
C000006461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.14%
C000006461 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000006462 [Member] | Avantor [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000006462 [Member] | SiTime [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006462 [Member] | PennyMac Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006462 [Member] | Churchill Downs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000006462 [Member] | Monday com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006462 [Member] | Jones Lang LaSalle [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000006462 [Member] | Matador Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000006462 [Member] | Meritage Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000006462 [Member] | Lazard [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000006462 [Member] | XPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000006462 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000006462 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000006462 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000006462 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000006462 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.39%
C000006462 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
C000006462 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000006462 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.03%
C000006462 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.14%
C000006462 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000006463 [Member] | Reliance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000006463 [Member] | Kemper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000006463 [Member] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006463 [Member] | EQT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000006463 [Member] | US Foods Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000006463 [Member] | Fortune Brands Innovations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006463 [Member] | Everest Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006463 [Member] | Brixmor Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006463 [Member] | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000006463 [Member] | TPG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000006463 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000006463 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000006463 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000006463 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
C000006463 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000006463 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.19%
C000006463 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000006463 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000006463 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.71%
C000006463 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000006463 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000006465 [Member] | Reliance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000006465 [Member] | Kemper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000006465 [Member] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006465 [Member] | EQT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000006465 [Member] | US Foods Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000006465 [Member] | Fortune Brands Innovations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006465 [Member] | Everest Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006465 [Member] | Brixmor Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006465 [Member] | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000006465 [Member] | TPG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000006465 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000006465 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000006465 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000006465 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
C000006465 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000006465 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.19%
C000006465 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000006465 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000006465 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.71%
C000006465 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000006465 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000006466 [Member] | Reliance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000006466 [Member] | Kemper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000006466 [Member] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006466 [Member] | EQT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000006466 [Member] | US Foods Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000006466 [Member] | Fortune Brands Innovations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006466 [Member] | Everest Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006466 [Member] | Brixmor Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006466 [Member] | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000006466 [Member] | TPG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000006466 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000006466 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000006466 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000006466 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
C000006466 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000006466 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.19%
C000006466 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000006466 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000006466 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.71%
C000006466 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000006466 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%